Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt discount	$ 202,048	$ 111,781
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	215,854,396	145,110,130
Common stock, shares outstanding	215,854,396	145,110,130
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	600	600
Preferred stock, par value	$ 1,200	$ 1,200
Preferred stock, shares issued	155	155
Preferred stock, shares outstanding	155	155
Liquidation preference	$ 186,000	$ 186,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	25,845	25,845
Preferred stock, shares outstanding	25,845	25,845